RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of major related parties and their relationships (Details)	12 Months Ended
Dec. 31, 2020
Xiao Shanglue
Nature of relationships	Founder and CEO of the Group
Small Ye Group
Nature of relationships	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Wuhan Dahong enterprise management partnership(LP)
Nature of relationships	Non-controlling interest (prior to disposal of Wuhan Yunteng in 2020)
Jixi
Nature of relationships	An associate of the Group (incorporated in 2018)
Tianshi
Nature of relationships	An associate of the Group (incorporated in 2017)
Zhangtaihe
Nature of relationships	An associate of the Group (incorporated in 2018)
Weixin
Nature of relationships	An associate of the Group (incorporated in 2018)
Siwei
Nature of relationships	An associate of the Group (incorporated in 2018)
Zhaomu
Nature of relationships	An associate of the Group (incorporated in 2018)
Bixin
Nature of relationships	An associate of the Group (incorporated in 2019)
Haomei
Nature of relationships	An associate of the Group (incorporated in 2019)
Langfei
Nature of relationships	An associate of the Group (incorporated in 2019)
Liumang Yike
Nature of relationships	An associate of the Group (incorporated in 2019)
Misili
Nature of relationships	An associate of the Group (incorporated in 2019)
Yunnong
Nature of relationships	An associate of the Group (incorporated in 2019)
Zhengdao
Nature of relationships	An associate of the Group (incorporated in 2019)
Yuncheng
Nature of relationships	An associate of the Group (incorporated in 2020)
Jimi
Nature of relationships	An associate of the Group (incorporated in 2020)
Huaji
Nature of relationships	An associate of the Group (incorporated in 2020)
Jibi
Nature of relationships	An associate of the Group (incorporated in 2020)
Poyun
Nature of relationships	An associate of the Group (incorporated in 2020)
Yunmu
Nature of relationships	An associate of the Group (incorporated in 2020)
JiAo
Nature of relationships	An associate of the Group (incorporated in 2020)
Xingsheng
Nature of relationships	An associate of the Group (incorporated in 2020)
Yunding
Nature of relationships	An associate of the Group (incorporated in 2020)